Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-term borrowings
Short-term borrowings

		As of December 31,
		2021	2022	2022
				US$
	Maturity Date	RMB	RMB	Note 2(e)

Short-term bank loan	within 12 months	936,207	5,041	731